Income Tax as Restated - Summary of Income Tax Related to Uncertain Tax Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Balance as of December 31	$ 9,488	$ 8,795	$ 12,782